DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
DUE TO RELATED PARTIES
Schedule Of Due to related parties
	December 31,	December 31,
Creditor	2025	2024
Related party payable	$46,875	$46,875
Lifschultz Enterprise expense reimbursement payable (1)	55,592	-
Totals	$102,467	$46,875